PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya Russell™ Large Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .5%
Communication Services : 10 .1%
124,987
Alphabet, Inc. - Class A
$ 20,729,094
2 .3
104,733  Alphabet, Inc. - Class
C
17,510,310
2 .0
152,642
AT&T, Inc.
3,358,124
0 .4
81,668  Comcast Corp. - Class
A
3,411,272
0 .4
46,591  Meta Platforms, Inc.
- Class A
26,670,552
3 .0
9,098
(1)
Netflix, Inc.
6,452,938
0 .7
3,124
(1)
Spotify Technology SA
1,151,288
0 .1
10,288
T-Mobile US, Inc.
2,123,032
0 .3
89,605  Verizon
Communications, Inc.
4,024,161
0 .5
39,054
Walt Disney Co.
3,756,604
0 .4
89,187,375
10 .1
Consumer Discretionary : 10 .3%
9,292
(1)
Airbnb, Inc. - Class A
1,178,318
0 .1
197,536
(1)
Amazon.com, Inc.
36,806,883
4 .2
362
(1)
AutoZone, Inc.
1,140,314
0 .1
725
Booking Holdings, Inc.
3,053,787
0 .3
29,041
(1)
Chipotle Mexican Grill,
Inc.
1,673,342
0 .2
7,372
(1)
DoorDash, Inc. - Class
A
1,052,206
0 .1
83,459
Ford Motor Co.
881,327
0 .1
23,760
General Motors Co.
1,065,398
0 .1
21,091
Home Depot, Inc.
8,546,073
1 .0
12,174
Lowe's Cos., Inc.
3,297,328
0 .4
2,565
(1)
Lululemon Athletica,
Inc.
696,013
0 .1
4,876  Marriott International,
Inc. - Class A
1,212,174
0 .1
15,321
McDonald's Corp.
4,665,398
0 .5
25,575
NIKE, Inc. - Class B
2,260,830
0 .3
1,229
(1)
O'Reilly Automotive,
Inc.
1,415,316
0 .2
24,091
Starbucks Corp.
2,348,632
0 .3
9,836
Target Corp.
1,533,039
0 .2
59,098
(1)
Tesla, Inc.
15,461,810
1 .7
24,093
TJX Cos., Inc.
2,831,891
0 .3
91,120,079
10 .3
Consumer Staples : 5 .6%
36,543
Altria Group, Inc.
1,865,155
0 .2
82,545
Coca-Cola Co.
5,931,684
0 .7
17,277
Colgate-Palmolive Co.
1,793,525
0 .2
3,387  Constellation Brands,
Inc. - Class A
872,796
0 .1
9,427  Costco Wholesale
Corp.
8,357,224
0 .9
4,897  Estee Lauder Cos.,
Inc. - Class A
488,182
0 .1
22,535
Keurig Dr Pepper, Inc.
844,612
0 .1
7,149
Kimberly-Clark Corp.
1,017,160
0 .1
18,891
Kraft Heinz Co.
663,263
0 .1
28,472  Mondelez International,
Inc. - Class A
2,097,532
0 .2
15,214
(1)
Monster Beverage
Corp.
793,714
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
29,233
PepsiCo, Inc.
$ 4,971,072
0 .6
33,055  Philip Morris
International, Inc.
4,012,877
0 .4
50,173
Procter & Gamble Co.
8,689,963
1 .0
92,288
Walmart, Inc.
7,452,256
0 .8
49,851,015
5 .6
Energy : 2 .9%
36,635
Chevron Corp.
5,395,237
0 .6
24,915
ConocoPhillips
2,623,051
0 .3
12,232
EOG Resources, Inc.
1,503,680
0 .2
95,429
Exxon Mobil Corp.
11,186,187
1 .3
7,487  Marathon Petroleum
Corp.
1,219,707
0 .1
14,174  Occidental Petroleum
Corp.
730,528
0 .1
8,893
Phillips 66
1,168,985
0 .1
30,375
Schlumberger NV
1,274,231
0 .1
6,790
Valero Energy Corp.
916,854
0 .1
26,018,460
2 .9
Financials : 10 .4%
11,931
American Express Co.
3,235,687
0 .4
13,809  American International
Group, Inc.
1,011,233
0 .1
4,174
Aon PLC - Class A
1,444,162
0 .2
11,091  Apollo Global
Management, Inc.
1,385,377
0 .2
144,310
Bank of America Corp.
5,726,221
0 .6
38,921
(1)
Berkshire Hathaway,
Inc. - Class B
17,913,779
2 .0
3,139
BlackRock, Inc.
2,980,512
0 .3
15,004
Blackstone, Inc.
2,297,563
0 .3
8,048  Capital One Financial
Corp.
1,205,027
0 .1
31,705
Charles Schwab Corp.
2,054,801
0 .2
8,602
Chubb Ltd.
2,480,731
0 .3
40,751
Citigroup, Inc.
2,551,013
0 .3
7,643
CME Group, Inc.
1,686,428
0 .2
12,185
(1)
Fiserv, Inc.
2,189,035
0 .2
6,705  Goldman Sachs
Group, Inc.
3,319,713
0 .4
12,080  Intercontinental
Exchange, Inc.
1,940,531
0 .2
60,943  JPMorgan Chase &
Co.
12,850,441
1 .4
14,318
KKR & Co., Inc.
1,869,644
0 .2
10,483  Marsh & McLennan
Cos., Inc.
2,338,652
0 .3
12,507
MetLife, Inc.
1,031,577
0 .1
3,359
Moody's Corp.
1,594,148
0 .2
24,683
Morgan Stanley
2,572,956
0 .3
8,442  PNC Financial
Services Group, Inc.
1,560,504
0 .2
12,429
Progressive Corp.
3,153,983
0 .4
6,654
S&P Global, Inc.
3,437,590
0 .4
4,857
Travelers Cos., Inc.
1,137,121
0 .1
28,374
Truist Financial Corp.
1,213,556
0 .1
33,147
US Bancorp
1,515,812
0 .2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
74,508
Wells Fargo & Co.
$ 4,208,957
0 .5
91,906,754
10 .4
Health Care : 11 .7%
36,778
Abbott Laboratories
4,193,060
0 .5
37,672
AbbVie, Inc.
7,439,467
0 .8
11,403
Amgen, Inc.
3,674,161
0 .4
6,146  Becton Dickinson and
Co.
1,481,801
0 .2
31,230
(1)
Boston Scientific Corp.
2,617,074
0 .3
43,127  Bristol-Myers Squibb
Co.
2,231,391
0 .2
5,926
Cigna Group
2,053,003
0 .2
26,819
CVS Health Corp.
1,686,379
0 .2
13,725
Danaher Corp.
3,815,825
0 .4
12,707
(1)
Edwards Lifesciences
Corp.
838,535
0 .1
4,944
Elevance Health, Inc.
2,570,880
0 .3
17,023
Eli Lilly & Co.
15,081,357
1 .7
26,536
Gilead Sciences, Inc.
2,224,778
0 .2
4,010
HCA Healthcare, Inc.
1,629,784
0 .2
7,512
(1)
Intuitive Surgical, Inc.
3,690,420
0 .4
51,294
Johnson & Johnson
8,312,706
0 .9
2,758
McKesson Corp.
1,363,610
0 .2
27,294
Medtronic PLC
2,457,279
0 .3
53,918
Merck & Co., Inc.
6,122,928
0 .7
6,869
(1)
Moderna, Inc.
459,055
0 .1
120,553
Pfizer, Inc.
3,488,804
0 .4
2,222
(1)
Regeneron
Pharmaceuticals, Inc.
2,335,855
0 .3
7,694
Stryker Corp.
2,779,534
0 .3
8,120  Thermo Fisher
Scientific, Inc.
5,022,788
0 .6
19,555  UnitedHealth Group,
Inc.
11,433,417
1 .3
5,498
(1)
Vertex
Pharmaceuticals, Inc.
2,557,010
0 .3
9,724
Zoetis, Inc.
1,899,875
0 .2
103,460,776
11 .7
Industrials : 7 .0%
11,749
3M Co.
1,606,088
0 .2
8,740  Automatic Data
Processing, Inc.
2,418,620
0 .3
12,359
(1)
Boeing Co.
1,879,062
0 .2
17,834
Carrier Global Corp.
1,435,459
0 .2
10,397
Caterpillar, Inc.
4,066,475
0 .4
7,350
Cintas Corp.
1,513,218
0 .2
18,540
(1)
Copart, Inc.
971,496
0 .1
41,539
CSX Corp.
1,434,342
0 .2
5,362
Deere & Co.
2,237,723
0 .2
8,488
Eaton Corp. PLC
2,813,263
0 .3
12,148
Emerson Electric Co.
1,328,627
0 .1
4,813
FedEx Corp.
1,317,222
0 .1
5,792
(1)
GE Vernova, Inc.
1,476,844
0 .2
5,805  General Dynamics
Corp.
1,754,271
0 .2
23,146
General Electric Co.
4,364,873
0 .5
13,856  Honeywell
International, Inc.
2,864,174
0 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,295
Illinois Tool Works, Inc.
$ 1,649,731
0 .2
14,188  Johnson Controls
International PLC
1,101,131
0 .1
4,539
Lockheed Martin Corp.
2,653,318
0 .3
4,804
Norfolk Southern Corp.
1,193,794
0 .1
2,933  Northrop Grumman
Corp.
1,548,829
0 .2
10,933
PACCAR, Inc.
1,078,868
0 .1
2,720
Parker-Hannifin Corp.
1,718,550
0 .2
28,273  Raytheon Technologies
Corp.
3,425,557
0 .4
4,363
Republic Services, Inc.
876,265
0 .1
4,813  Trane Technologies
PLC
1,870,957
0 .2
1,157
TransDigm Group, Inc.
1,651,189
0 .2
42,721
(1)
Uber Technologies,
Inc.
3,210,910
0 .4
12,971
Union Pacific Corp.
3,197,092
0 .4
15,499  United Parcel Service,
Inc. - Class B
2,113,134
0 .2
8,525  Waste Management,
Inc.
1,769,790
0 .2
62,540,872
7 .0
Information Technology : 36 .4%
13,342  Accenture PLC - Class
A
4,716,130
0 .5
9,427
(1)
Adobe, Inc.
4,881,112
0 .6
34,229
(1)
Advanced Micro
Devices, Inc.
5,616,294
0 .6
25,112  Amphenol Corp.
- Class A
1,636,298
0 .2
10,535
Analog Devices, Inc.
2,424,841
0 .3
309,113
Apple, Inc.
72,023,329
8 .1
17,690
Applied Materials, Inc.
3,574,265
0 .4
5,476
(1)
Arista Networks, Inc.
2,101,798
0 .2
3,336
(1)
Atlassian Corp. - Class
A
529,790
0 .1
4,580
(1)
Autodesk, Inc.
1,261,698
0 .1
96,689
Broadcom, Inc.
16,678,853
1 .9
5,795
(1)
Cadence Design
Systems, Inc.
1,570,619
0 .2
86,215
Cisco Systems, Inc.
4,588,362
0 .5
4,822
(1)
Crowdstrike Holdings,
Inc. - Class A
1,352,426
0 .2
5,778  Dell Technologies, Inc.
- Class C
684,924
0 .1
13,415
(1)
Fortinet, Inc.
1,040,333
0 .1
90,609
Intel Corp.
2,125,687
0 .2
19,506  International Business
Machines Corp.
4,312,386
0 .5
5,806
Intuit, Inc.
3,605,526
0 .4
2,864
KLA Corp.
2,217,910
0 .2
2,777
Lam Research Corp.
2,266,254
0 .3
18,216  Marvell Technology,
Inc.
1,313,738
0 .1
17,572  Mastercard, Inc.
- Class A
8,677,054
1 .0
23,439  Micron Technology,
Inc.
2,430,859
0 .3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
158,139
Microsoft Corp.
$ 68,047,212
7 .7
3,503  Motorola Solutions,
Inc.
1,575,054
0 .2
497,615
NVIDIA Corp.
60,430,366
6 .8
33,398
Oracle Corp.
5,691,019
0 .6
6,547
(1)
Palo Alto Networks,
Inc.
2,237,765
0 .3
21,740
(1)
PayPal Holdings, Inc.
1,696,372
0 .2
23,745
Qualcomm, Inc.
4,037,837
0 .5
2,270  Roper Technologies,
Inc.
1,263,119
0 .1
19,938
Salesforce, Inc.
5,457,230
0 .6
4,366
(1)
ServiceNow, Inc.
3,904,907
0 .4
6,720
(1)
Snowflake, Inc. - Class
A
771,859
0 .1
3,235
(1)
Synopsys, Inc.
1,638,172
0 .2
19,354
Texas Instruments, Inc.
3,997,956
0 .5
33,502
Visa, Inc. - Class A
9,211,375
1 .0
4,499
(1)
Workday, Inc. - Class A
1,099,601
0 .1
322,690,330
36 .4
Materials : 1 .6%
4,719  Air Products and
Chemicals, Inc.
1,405,035
0 .2
14,604
CRH PLC US
1,354,375
0 .2
5,307
Ecolab, Inc.
1,355,036
0 .2
30,425  Freeport-McMoRan,
Inc.
1,518,816
0 .2
10,216
Linde PLC US
4,871,602
0 .5
24,539
Newmont Corp.
1,311,610
0 .1
4,986
Sherwin-Williams Co.
1,903,007
0 .2
1,841
Southern Copper Corp.
212,948
0.0
13,932,429
1 .6
Real Estate : 1 .1%
9,926
American Tower Corp.
2,308,391
0 .3
2,016
Equinix, Inc.
1,789,462
0 .2
19,647
Prologis, Inc.
2,481,023
0 .3
3,361
Public Storage
1,222,967
0 .1
12,817
Welltower, Inc.
1,640,960
0 .2
9,442,803
1 .1
Utilities : 1 .4%
11,210  American Electric
Power Co., Inc.
1,150,146
0 .1
6,694  Constellation Energy
Corp.
1,740,574
0 .2
17,813
Dominion Energy, Inc.
1,029,413
0 .1
16,405
Duke Energy Corp.
1,891,496
0 .2
43,721
NextEra Energy, Inc.
3,695,736
0 .4
13,466
Sempra Energy
1,126,162
0 .1
23,283
Southern Co.
2,099,661
0 .3
12,733,188
1 .4
Total Common Stock
(Cost $168,708,151)
872,884,081
98 .5
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1 .2%
77,009  iShares Russell Top
200 ETF
$ 10,815,144
1 .2
Total Exchange-Traded
Funds
(Cost $10,539,496)
10,815,144
1 .2
Total Long-Term
Investments
(Cost $179,247,647)
883,699,225
99 .7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .4%
Mutual Funds : 0 .4%
3,535,000
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $3,535,000) $ 3,535,000 0 .4
Total Short-Term
Investments
(Cost $3,535,000)
3,535,000
0 .4
Total Investments in
Securities
(Cost $182,782,647) $ 887,234,225 100 .1
Liabilities in Excess
of Other Assets (590,076) (0.1)
Net Assets $ 886,644,149 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 872,884,081 $ — $ — $ 872,884,081
Exchange-Traded Funds 10,815,144 — — 10,815,144
Short-Term Investments 3,535,000 — — 3,535,000
Total Investments, at fair value $ 887,234,225 $ — $ — $ 887,234,225
Other Financial Instruments+
Futures 93,497 — — 93,497
Total Assets $ 887,327,722 $ — $ — $ 887,327,722
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 9 12/20/24 $ 2,616,413 $ 93,497
$ 2,616,413 $ 93,497
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 707,417,969
Gross Unrealized Depreciation (2,966,391)
Net Unrealized Appreciation $ 704,451,578